Loans and Borrowings (Tables)	6 Months Ended
Jun. 30, 2022
Borrowings [abstract]
Summary of Loans and Borrowings

	June 30, 2022	December 31, 2021
(in $ millions)	$	$
Non-current
Bank loans	63	55
Term loan	1,800	1,875
Lease liabilities	152	101

	2,015	2,031

Current
Bank loans	84	83
Term loan	39	39
Lease liabilities	30	22

	153	144

Summary of terms and conditions of outstanding loans and borrowings
Terms and conditions of outstanding loans and borrowings (including lease liabilities) are as follows:

	Currency	Nominal interest rate	Year of maturity	Carrying amount
		%		$
Bank loans	SGD	1.5% to 2.16%	2022-2027	61
Bank loans	SGD	COF* + 1% to 1.1%	2022-2024	6
Bank loans	MYR	1.98% to 4.54%	2022-2027	28
Bank loans	IDR	9.9% to 11.5%	2022-2025	9
Bank loans	IDR	COF * + 1.75 % to 2.00%	2022-2025	10
Bank loans	THB	COF* + 7.0%	2022	33
Term loan	USD	5.5% (based on contractual terms)	2026	1,839
Lease liabilities	Multiple	3.45% to 10.25%	2022-2037	182

				2,168

*	cost of funds